Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Major Components of Inventories
The major components of inventories were as follows:

	December 31,
	2018	2017
Petroleum products	$12,203	$8,731
Crude oil	8,379	29,873
Caustic soda	10,372	5,755
NaHS	12,400	8,277
Raw materials - Alkali Operations	5,952	4,550
Work-in-process - Alkali Operations	2,322	7,355
Finished goods, net - Alkali Operations	11,402	14,075
Materials and supplies, net - Alkali Operations	10,490	10,030
Other	11	7
Total	$73,531	$88,653